Intangible Assets (Tables) - Nukkleus Inc.[Member]	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets	At June 30, 2023 and September 30, 2022, intangible assets consisted of the following:
	Useful Life	June 30, 2023	September 30, 2022
Trade names	3 Years	$784,246	$784,246
Regulatory licenses	3 Years	181,342	138,751
Technology	5 Years	10,300,774	10,300,774
Software	3 Years	11,237	11,237
		11,277,599	11,235,008
Less: accumulated amortization		(4,938,578)	(3,159,903)
		$6,339,021	$8,075,105
At September 30, 2022 and 2021, intangible assets consisted of the following:
	Useful Life	September 30, 2022	September 30, 2021
Trade names	3 Years	$784,246	$784,246
Regulatory licenses	3 Years	138,751	138,751
Technology	5 Years	10,300,774	10,300,774
Software	3 Years	11,237	—
		11,235,008	11,223,771
Less: accumulated amortization		(3,159,903)	(469,286)
		$8,075,105	$10,754,485

Schedule of Amortization of Intangible Assets Attributable to Future Periods	Amortization of intangible assets attributable to future periods is as follows:
For the Twelve-month Period Ending June 30:	Amortization amount
2024	$2,360,124
2025	2,076,224
2026	1,902,673
2027 and thereafter	—
$6,339,021
Amortization of intangible assets attributable to future periods is as follows:
For the year ending September 30:	Amortization amount
2023	$2,371,566
2024	2,269,011
2025	2,061,091
2026	1,373,437
2027 and thereafter	—
$8,075,105